Note 3 - Loans and Allowance for Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Impaired Financing Receivable, Interest Income, Accrual Method	$ 46,000	$ 113,000	$ 199,000
Impaired Financing Receivable, Average Recorded Investment	17,244,000	25,899,000	27,171,000
Weighted Average Interest Rate on Loans Receivable	5.78%	5.89%
Troubled Debt Restructurings [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Allowance for Loan and Lease Losses, Period Increase (Decrease)	255,679
Allowance for Loan and Lease Losses, Write-offs	135,063
Mortgage Receivable [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Servicing Asset at Amortized Cost	106,079	184,045
Commercial Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Servicing Asset at Amortized Cost	$ 6,531,898	$ 2,046,506